Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended			5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended	16 Months Ended		17 Months Ended	20 Months Ended	22 Months Ended		23 Months Ended	28 Months Ended		29 Months Ended	34 Months Ended		35 Months Ended	40 Months Ended	46 Months Ended		47 Months Ended	52 Months Ended	58 Months Ended		59 Months Ended	64 Months Ended	70 Months Ended		71 Months Ended	76 Months Ended	82 Months Ended		83 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	100 Months Ended	106 Months Ended	107 Months Ended	112 Months Ended	119 Months Ended
	Sep. 30, 2025	Sep. 23, 2025	Dec. 10, 2024	Mar. 05, 2024	Sep. 25, 2019	Sep. 29, 2017	Mar. 31, 2017	Sep. 14, 2016	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Jul. 01, 2024	Jul. 31, 2017	Feb. 28, 2026	Jul. 31, 2024	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jul. 31, 2025	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2020	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2026	Jul. 01, 2025	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2018	Jul. 01, 2026	Jul. 31, 2019	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
C000173018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value								$ 10,000																	$ 10,074								$ 9,974						$ 10,775				$ 11,865				$ 11,769				$ 10,533				$ 10,269			$ 10,931			$ 11,373		$ 11,712
C000180107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value							$ 10,000							$ 10,110														$ 10,073							$ 10,614					$ 11,244				$ 11,360				$ 10,769				$ 10,760				$ 11,368			$ 11,884			$ 12,225
C000193700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value						$ 10,000																		$ 9,863								$ 10,640						$ 11,745				$ 11,543				$ 10,477				$ 10,113				$ 10,622			$ 10,962			$ 11,239
C000209930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value					$ 10,000																		$ 10,179								$ 10,822						$ 9,909				$ 10,154				$ 11,213				$ 12,149				$ 12,761
C000248461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value				$ 10,000												$ 10,299													$ 10,698							$ 11,094
C000248462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value				10,000									$ 10,405														$ 11,287							$ 11,920
C000248463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value				10,000												10,222													10,728							11,176
C000255190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value			$ 10,000																	$ 10,394										$ 10,977
C000263343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value	$ 10,012	$ 10,000							$ 10,061	$ 10,135	$ 10,170	$ 10,232			$ 10,324		$ 10,248	$ 10,317	$ 10,365		$ 10,403	$ 10,432
C000264202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NAV
Accumulated Value	9,981	10,000							9,991	10,053	10,118	10,169			10,200		10,076	10,236	10,297		10,326	10,303
ICE BofA U S Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. Broad Market Index
Accumulated Value								10,000																	10,014								9,937						10,759				11,860				11,762				10,682				10,317			10,852			11,221		11,526
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,988	10,000	10,000	10,000	10,000	10,000	10,000		10,050	10,113	10,098	10,108	10,260	10,188	10,274	10,260	10,093	10,104	10,136	10,197	10,160	10,028	10,832	9,879			10,607	10,107	10,607	10,473	10,756	10,677		10,895	10,923	10,895	9,775	11,758		12,029	9,446	11,675		11,945	9,928	10,611		10,856	10,264	10,254		10,490	10,542	10,777		11,025	11,141		11,398	11,443		11,707
ICE BofA Enhanced Yield U S Broad Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA Enhanced Yield U.S. Broad Bond Index
Accumulated Value								$ 10,000																	$ 10,108								$ 10,050						$ 10,956				$ 11,986				$ 11,984				$ 10,772				$ 10,528			$ 11,247			$ 11,720		$ 12,091
Bloomberg 1 5 Year U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg 1‑5 Year U.S. Aggregate Bond Index
Accumulated Value							10,000							10,091														10,039							10,573					11,164				11,185				10,662				10,606				11,232			11,770			12,144
NUSA Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NUSA Custom Index
Accumulated Value							$ 10,000							$ 10,129														$ 10,102							$ 10,698					$ 11,322				$ 11,496				$ 10,907				$ 10,905				$ 11,543			$ 12,092			$ 12,460
Bloomberg MSCI U S Aggregate ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg MSCI U.S. Aggregate ESG Select Index
Accumulated Value						$ 10,000																		$ 9,881								$ 10,676						$ 11,774				$ 11,662				$ 10,620				$ 10,257				$ 10,779			$ 11,144			$ 11,445
Bloomberg U S High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. High Yield Very Liquid Index
Accumulated Value					10,000																		10,285								11,215						10,308				10,691				11,874				12,862				13,558
Bloomberg MSCI U S High Yield Very Liquid ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index
Accumulated Value					$ 10,000																		$ 10,198								$ 10,895						$ 10,009				$ 10,295				$ 11,418				$ 12,385				$ 13,070
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE US Institutional Capital Securities Index
Accumulated Value				10,000									10,413														11,292							11,907
NPFI Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NPFI Blended Benchmark
Accumulated Value				10,000									$ 10,461														$ 11,429							$ 12,096
ICE BofA U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. 3‑Month Treasury Bill Index
Accumulated Value				$ 10,000												$ 10,216													$ 10,683							$ 11,091
JP Morgan CLO A Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										JP Morgan CLO A Index
Accumulated Value			10,000																	10,414										11,010
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P UBS Leveraged Loan Index
Accumulated Value			$ 10,000																	$ 10,409										$ 10,853
Bloomberg U S Securitized Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Securitized Bond Index
Accumulated Value	9,985	10,000							10,068	10,131	10,153	10,194			10,360		10,193	10,201	10,230		10,252	10,114
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Accumulated Value	$ 9,981	$ 10,000							$ 10,008	$ 10,073	$ 10,136	$ 10,187			$ 10,217		$ 10,097	$ 10,258	$ 10,317		$ 10,342	$ 10,317